UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (Unaudited)
Item 1. Schedule of Investments.

Shares, Principal
Amount, or
Number of
Contracts			Value
	ASSET-BACKED SECURITIES	6.49%

817,992	321 Henderson Receivables I LLC[1,2] 0.52% , 9/15/41		$564,455
79,157	Arran Residential Mortgages Funding PLC[1,2] 0.35% , 9/20/36		78,538
13,940,000	Citibank Credit Card Issuance Trust[2] 1.17% , 7/25/11		13,936,097
1,056,428	Citigroup Mortgage Loan Trust, Inc.[2] 0.38% , 1/25/37		798,947
520,088	Citigroup Mortgage Loan Trust, Inc.[2] 0.39% , 1/25/37		466,307
122,986	Countrywide Asset-Backed Certificates[2] 0.55% , 4/25/34		78,691
24,166,274	Fannie Mae REMICS[2] 0.00% , 6/25/36		23,455,229
13,471,843	Freddie Mac REMICS[2] 0.00% , 1/15/35		13,057,652
1,000,000	GE Dealer Floorplan Master Note Trust[2] 0.33% , 7/20/11		998,630
858,121	JP Morgan Alternative Loan Trust[2] 0.37% , 3/25/37		559,387
244,534	Merrill Lynch Mortgage Investors, Inc.[2] 0.78% , 8/25/35		133,654

	TOTAL ASSET-BACKED SECURITIES (Cost $55,384,960)		54,127,587

	CORPORATE BONDS	45.48%

13,000,000	Allegheny Technologies, Inc. 9.38% , 6/1/19		13,798,564
18,000,000	Altria Group, Inc. 9.70% , 11/10/18		20,668,734
3,750,000	Altria Group, Inc. 9.95% , 11/10/38		4,340,119
9,000,000	American Express Co. 8.13% , 5/20/19		9,355,410
15,000,000	American Express Credit Corp.[2] 1.71% , 5/27/10		14,817,840
7,000,000	Anadarko Petroleum Corp. 8.70% , 3/15/19		7,854,707
1,500,000	Analog Devices, Inc. 5.00% , 7/1/14		1,504,203
5,000,000	Anheuser-Busch InBev Worldwide, Inc.[1] 7.75% , 1/15/19		5,477,610

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value
	CORPORATE BONDS (continued)
5,000,000	ArcelorMittal[3] 5.38% , 6/1/13	$4,793,065
5,000,000	BAE Systems Holdings, Inc.[1] 6.38% , 6/1/19	5,121,305
2,000,000	Berkshire Hathaway Finance Corp.[1] 4.00% , 4/15/12	2,068,340
13,000,000	Best Buy Co., Inc. 6.75% , 7/15/13	13,468,026
8,000,000	Caterpillar Financial Services Corp. 6.13% , 2/17/14	8,542,112
4,500,000	Caterpillar Financial Services Corp. 7.15% , 2/15/19	4,825,138
14,000,000	Caterpillar, Inc. 7.90% , 12/15/18	16,174,382
8,000,000	Dell, Inc. 5.65% , 4/15/18	8,140,376
12,000,000	Eaton Corp. 6.95% , 3/20/19	12,787,032
5,000,000	General Electric Capital Corp. 4.80% , 5/1/13	5,009,770
3,500,000	General Electric Capital Corp. 5.90% , 5/13/14	3,576,055
6,725,000	General Electric Capital Corp. 5.63% , 5/1/18	6,371,211
7,500,000	General Electric Capital Corp. 6.88% , 1/10/39	6,770,760
15,000,000	Goldman Sachs Group, Inc. 5.70% , 9/1/12	15,713,265
15,000,000	Goldman Sachs Group, Inc. 6.00% , 5/1/14	15,671,220
7,000,000	Goodrich Corp. 6.13% , 3/1/19	7,039,739
12,000,000	Home Depot, Inc. 5.25% , 12/16/13	12,341,532
1,000,000	International Game Technology 7.50% , 6/15/19	1,010,732
5,000,000	JPMorgan Chase & Co. 4.65% , 6/1/14	4,992,220
8,850,000	Limited Brands, Inc. 6.13% , 12/1/12	8,503,965
1,700,000	Macy’s Retail Holdings, Inc. 5.35% , 3/15/12	1,548,299

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
16,000,000	Morgan Stanley 7.30% , 5/13/19		$16,620,320
500,000	National City Corp. 4.90% , 1/15/15		474,717
4,250,000	Oneok, Inc. 6.00% , 6/15/35		3,572,899
6,000,000	Oracle Corp. 5.00% , 7/8/19		5,977,620
12,000,000	Philip Morris International, Inc. 6.88% , 3/17/14		13,553,580
5,000,000	SLM Corp.[2] 1.25% , 7/26/10		4,539,440
3,375,000	Starwood Hotels & Resorts Worldwide, Inc. 6.25% , 2/15/13		3,141,237
7,312,000	State Street Corp. 7.65% , 6/15/10		7,504,035
6,200,000	Sunoco, Inc. 5.75% , 1/15/17		6,014,856
10,000,000	Telecom Italia Capital S.A.[3] 7.18% , 6/18/19		10,154,840
13,000,000	Tesoro Corp. 6.63% , 11/1/15		11,732,500
7,500,000	Valero Energy Corp. 6.63% , 6/15/37		6,416,857
9,000,000	Valero Energy Corp. 10.50% , 3/15/39		11,069,820
5,000,000	Verizon New England, Inc. 6.50% , 9/15/11		5,324,820
10,000,000	Wal-Mart Stores, Inc. 4.25% , 4/15/13		10,399,220
5,000,000	Weatherford International Ltd.[3] 5.15% , 3/15/13		4,990,955
16,350,000	Wells Fargo Capital XV2 9.75% , 9/26/44		15,831,983

	TOTAL CORPORATE BONDS (Cost $355,459,720)		379,605,430

	CONVERTIBLE CORPORATE BONDS	16.59%

2,500,000	Alliance One International, Inc.[1] 5.50% , 7/15/14		2,406,250
11,500,000	Boston Properties LP1 3.63% , 2/15/14		9,660,000

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value
	CONVERTIBLE CORPORATE BONDS (continued)
1,000,000	Cephalon, Inc. 2.50% , 5/1/14	$997,500
10,350,000	Conseco, Inc.[2] 3.50% , 9/30/35	5,382,000
750,000	Hertz Global Holdings, Inc. 5.25% , 6/1/14	866,250
10,000,000	International Game Technology[1] 3.25% , 5/1/14	10,812,500
9,000,000	iStar Financial, Inc.[2] 1.71% , 10/1/12	3,448,800
16,200,000	King Pharmaceuticals, Inc. 1.25% , 4/1/26	12,777,750
1,960,000	LDK Solar Co., Ltd.[3] 4.75% , 4/15/13	1,352,400
12,214,000	Life Technologies Corp. 3.25% , 6/15/25	12,778,898
10,400,000	National City Corp. 4.00% , 2/1/11	10,270,000
500,000	National Retail Properties, Inc. 3.95% , 9/15/26	465,000
19,100,000	ON Semiconductor Corp. 2.63% , 12/15/26	17,142,250
15,000,000	RadioShack Corp.[1] 2.50% , 8/1/13	13,668,750
8,570,000	SanDisk Corp. 1.00% , 5/15/13	5,420,525
2,150,000	School Specialty, Inc.[2] 3.75% , 8/1/23	2,037,125
12,430,000	SunPower Corp. 0.75% , 8/1/27	11,373,450
4,300,000	Trex Co., Inc. 6.00% , 7/1/12	3,499,125
2,000,000	Trina Solar Ltd.[3] 4.00% , 7/15/13	1,662,500
1,100,000	tw telecom, Inc. 2.38% , 4/1/26	925,375
4,600,000	Tyson Foods, Inc. 3.25% , 10/15/13	4,663,250
2,250,000	UAL Corp. 5.00% , 2/1/21	956,250
5,500,000	WESCO International, Inc. 2.63% , 10/15/25	5,190,625

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)
2,700,000	YRC Worldwide, Inc. 5.00% , 8/8/23		$715,500

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $132,046,156)		138,472,073

	U.S. GOVERNMENT AND AGENCY SECURITIES	10.41%

20,000,000	Federal Home Loan Banks 1.38% , 5/16/11		20,070,880
1,677,929	Freddie Mac Non Gold Pool2^ 3.31% , 6/1/34		1,704,884
100,000	United States Treasury Bill^ 0.00% , 7/2/09		100,000
61,255,000	United States Treasury Inflation Indexed Bonds 3.50% , 1/15/11		63,992,363
1,000,000	United States Treasury Note^ 3.13% , 11/30/09		1,011,915

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $86,436,982)		86,880,042

	COMMON STOCK	1.07%

	AUTO PARTS & EQUIPMENT	0.71%
54,500	Johnson Controls, Inc.		5,897,445

	MISCELLANEOUS MANUFACTURING	0.04%
39,800	Textron, Inc.		384,468

	REAL ESTATE INVESTMENT TRUSTS	0.32%
74,000	Digital Realty Trust, Inc.		2,652,900

	TOTAL COMMON STOCK (Cost $8,390,969)		8,934,813

	CONVERTIBLE PREFERRED STOCK	3.61%

159,916	Ford Motor Co. Capital Trust II		3,522,949
241,250	Freeport-McMoRan Copper & Gold, Inc.		19,162,488
4,690	Freeport-McMoRan Copper & Gold, Inc.		5,277,423
85,000	Legg Mason, Inc.		2,142,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $18,013,985)		30,104,860

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	DEMAND DEPOSIT	17.43%
145,497,137	UMB Money Market Fiduciary 0.05%, 7/1/09		$145,497,137

	TOTAL DEMAND DEPOSITS (Cost $145,497,137)		145,497,137

	CALL OPTIONS	0.01%

1,600	Citigroup, Inc., Exercise Price: $10.00, * Expiration Date: January, 2010		4,800
480	Energy Conversion Devices, Inc., Exercise Price: $15.00, * Expiration Date: September, 2009		72,000
320	Wyndham Worldwide Corp., Exercise Price: $12.50, * Expiration Date: August, 2009		30,400

	TOTAL CALL OPTIONS (Cost $428,107)		107,200

	PUT OPTIONS	0.41%

2,718	Conseco, Inc., Exercise Price: $5.00, * Expiration Date: January, 2010		822,195
979	Conseco, Inc., Exercise Price: $2.50, * Expiration Date: January, 2010		93,005
480	Energy Conversion Devices, Inc., Exercise Price: $15.00, * Expiration Date: September, 2009		122,400
5,975	LDK Solar Co. Ltd., Exercise Price: $2.50, * Expiration Date: January, 2011		373,437
2,379	SanDisk Corp., Exercise Price: $2.50, * Expiration Date: January, 2010		11,895
3,334	Trina Solar Ltd., Exercise Price: $5.00, * Expiration Date: January, 2011		166,700
5,000	Trina Solar Ltd., Exercise Price: $2.50, * Expiration Date: January, 2011		—
6,075	UAL Corp., Exercise Price: $2.50, * Expiration Date: January, 2011		789,750
320	Wyndham Worldwide Corp., Exercise Price: $10.00, * Expiration Date: August, 2009		12,800
5,035	YRC Worldwide, Inc., Exercise Price: $2.50, * Expiration Date: January, 2011		855,950
1,285	YRC Worldwide, Inc., Exercise Price: $2.50, * Expiration Date: January, 2010		163,838

	TOTAL PUT OPTIONS (Cost $3,840,213)		3,411,970

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	INTERNATIONAL BOND	0.72%
6,000,000	Philip Morris Capital Corp. 7.50% , 7/16/09		$6,007,800

	TOTAL INTERNATIONAL BONDS (Cost $6,010,471)		6,007,800

	TOTAL INVESTMENTS (Cost $811,508,700)	102.22%	853,148,912

	Liabilities less Other Assets	(2.22)%	(18,498,747)

	NET ASSETS	100.00%	$834,650,165

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	SECURITIES SOLD SHORT	(36.66)%

	COMMON STOCK	(6.47)%

	AUTO PARTS & EQUIPMENT	(0.69)%
(264,779)	Johnson Controls, Inc.		$(5,751,000)

	BIOTECHNOLOGY	(0.50)%
(99,140)	Life Technologies Corp. *		(4,136,121)

	BUILDING MATERIALS	(0.17)%
(107,810)	Trex Co., Inc. *		(1,441,420)

	COMMERCIAL SERVICES	(0.07)%
(76,925)	Hertz Global Holdings, Inc. *		(614,631)

	DIVERSIFIED FINANCIAL SERVICES	(0.18)%
(63,000)	Legg Mason, Inc.		(1,535,940)

	ENTERTAINMENT	(0.67)%
(350,300)	International Game Technology		(5,569,770)

	FOOD	(0.22)%
(144,300)	Tyson Foods, Inc.		(1,819,623)

	MINING	(2.17)%
(361,830)	Freeport-McMoRan Copper & Gold, Inc.		(18,131,301)

	PHARMACEUTICALS	(0.27)%
(10,150)	Cephalon, Inc. *		(574,997)
(172,800)	King Pharmaceuticals, Inc. *		(1,664,064)

			(2,239,061)

	REAL ESTATE INVESTMENT TRUSTS	(0.20)%
(32,100)	Boston Properties, Inc.		(1,531,170)
(9,267)	National Retail Properties, Inc.		(160,782)

			(1,691,952)

	RETAIL	(0.29)%
(173,000)	RadioShack Corp.		(2,415,080)

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	COMMON STOCK (continued)

	SEMICONDUCTORS	(0.99)%
(1,204,688)	ON Semiconductor Corp. *		$(8,264,160)

	TELECOMMUNICATIONS	(0.05)%
(38,313)	tw telecom, Inc. *		(393,475)

	TOTAL COMMON STOCK (Proceeds $45,262,223)		(54,003,534)

	U.S. GOVERNMENT AND AGENCY SECURITIES	(28.21)%

	United States Treasury Note
(58,300,000)	2.63%, 6/30/14		(58,500,727)
(156,239,000)	3.13%, 5/15/19		(151,161,701)
(26,062,500)	4.25%, 5/15/39		(25,805,863)

			(235,468,291)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $234,344,740)		(235,468,291)

	CORPORATE BONDS	(1.45)%

(9,500,000)	Boyd Gaming Corp. 6.75% , 4/15/14		(7,742,500)
(4,375,000)	Fortune Brands, Inc. 6.38% , 6/15/14		(4,354,634)

	TOTAL CORPORATE BONDS (Proceeds $11,464,752)		(12,097,134)

	CONVERTIBLE CORPORATE BOND	(0.53)%
(4,500,000)	Digital Realty Trust LP1 5.50% , 4/15/29		(4,449,375)

	TOTAL CONVERTIBLE CORPORATE BONDS (Proceeds $4,427,253)		(4,449,375)

	TOTAL SECURITIES SOLD SHORT (Proceeds $295,498,968)		$(306,018,334)

*	Non-income producing security.

^	Collateral held in escrow to cover short sales.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars.

Percentages are stated as a percent of net assets.

See notes to Schedule of Investments.

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)
SWAP CONTRACTS
Interest Rate Swaps

						Premium	Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Floating Rate Index	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Citibank, N.A.	3 month LIBOR	$1,500,000	Pay	4.85%	12/1/2010	—	$(80,710)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/2016	—	(619,478)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/2017	—	(1,181,762)

Total Interest Rate Swaps						—	$(1,881,950)

Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	$500,000	Pay	1.14%	6/20/2012	—	$7,719
Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(443,971)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	$(400,000)	(91,250)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(222,509)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	(201,250)
Goldman Sachs	Dow Jones CDX NA
	High Yield Series II Index	8,100,000	Pay	5.00	12/20/2013	2,232,562	(1,050,620)
Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,440,000	Receive	0.35	6/20/2012	(35,263)	(60,020)
Merrill Lynch	General Electric Capital Corp.
	6.00%, 6/15/12	8,800,000	Receive	5.00	9/20/2013	—	258,992
Goldman Sachs	iStar financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	1,482,000
Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	1,559,950
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(104,921)
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	19,424
Goldman Sachs	Macy’s, Inc.
	6.63%, 4/1/11	1,700,000	Pay	2.70	3/20/2013	—	73,021
Goldman Sachs	Newell Rubbermaid, Inc.
	5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	21,300
Merrill Lynch	Oneok, Inc.
	7.13%, 4/15/11	4,250,000	Pay	1.30	9/20/2013	—	(142,872)
Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	(261,669)
Goldman Sachs	Standard Pacific Corp.
	7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	(255,800)
Goldman Sachs	Tyson Foods, Inc.
	7.35%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(227,260)

Driehaus Active Income Fund
Schedule of Investments
June 30, 2009 (continued)
Credit Default Swaps (continued)

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Goldman Sachs	Vornando Realty L.P.
	4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	$257,222

Total Credit Default Swaps						2,127,787	617,486

Total Swap Contracts						$2,127,787	$(1,264,464)

(A)	If Driehaus Active Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Driehaus Active Income Fund is receiving a fixed rate, Driehaus Active Income Fund acts as guarantor of the variable instrument.
See Notes to Schedule of Investments

Driehaus Active Income Fund
Notes to Schedule of Investments
June 30, 2009
(Unaudited)
1. Portfolio Holdings and Valuation
The following is a summary of significant valuation policies consistently followed by the Driehaus Active Income Fund (the “Fund”) in the preparation of its financial statements. For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report. The Fund commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund, through a reorganization into the Fund. The most recent Semi-Annual Report would be the Lotsoff Capital Management Active Income Fund Semi-Annual Report as of March 31, 2009.
(a) Investment Valuation — Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.
(b) Swap Contracts — The Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of June 30, 2009, the Fund had outstanding swap agreements as listed on the Schedule of Investments.
(c) Options Contracts—The Fund may write covered call and put options on futures, swaps, securities or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities in the most recent Semi-Annual or Annual Report. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities in the most recent Semi-Annual or Annual Report. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The premium amount and the number of option contracts written by the Fund during the period ended June 30, 2009 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at September 30, 2008	—	$—
Options written	5,514	1,320,922
Options closed	(2,944)	(747,393)
Options expired	(2,570)	(573,529)

Options outstanding at June 30, 2009	—	$—

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities in the most recent Semi-Annual or Annual Report as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of June 30, 2009, the Fund had outstanding options as listed on the Schedule of Investments.
(d) Other — The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.
In conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Fund may be required to maintain collateral in various forms. At June 30, 2009 such collateral is denoted in the Fund’s Schedule of Investments.
(e) In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund commenced complying with FAS 157 in fiscal year 2009. In April 2009, the Financial Accounting Standards Board released FSP 157-4. The FSP is effective for interim and annual periods ending after June 15, 2009. The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add information on security types. The three levels of the fair value hierarchy under FAS 157are described below:
▪	Level 1 — quoted prices for active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Long Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$54,127,587	$—	$54,127,587
Call Options	—	107,200	—	107,200
Common Stock	8,934,813	—	—	8,934,813
Convertible Corporate Bonds	—	138,472,073	—	138,472,073
Convertible Preferred Stock	24,827,437	5,277,423	—	30,104,860
Corporate Bonds	—	379,605,430	—	379,605,430

Long Securities	Level 1	Level 2	Level 3	Total
Demand Deposit	145,497,137	—	—	145,497,137
International Bond	6,007,800	—	—	6,007,800
Put Options	—	3,411,970	—	3,411,970
U.S. Government And Agency Securities	65,104,278	21,775,764	—	86,880,042

Total Long Securities	250,371,465	602,777,447	—	853,148,912

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(54,003,534)	—	—	(54,003,534)
U.S. Government And Agency Securities	(235,468,291)	—	—	(235,468,291)
Corporate Bonds	—	(12,097,134)	—	(12,097,134)
Convertible Corporate Bond	—	(4,449,375)	—	(4,449,375)

Total Securities Sold Short	(289,471,825)	(16,546,509)	—	(306,018,334)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	—	(1,881,950)	—	(1,881,950)
Credit Default Swaps	—	617,486	—	617,486

Total Swap Contracts	$—	$(1,264,464)	$—	$(1,264,464)

*	Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment in Securities
	Convertible			Other
	Preferred	Corporate		Financial
	Stock	Bonds	Totals	Instruments*
Beginning balance, October 1, 2008	$6,734,375	$46,750,499	$53,484,874	$—

Realized gain/(loss)	(4,109,487)	1,245,545	(2,863,942)	—
Changes in unrealized appreciation/depreciation	579,575	6,329,699	6,909,274	—

Net purchases (sales)	(3,204,463)	(22,780,495)	(25,984,958)	—

Transfers in/(out) of Level 3	—	(31,545,248)	(31,545,248)	—

Ending balance June 30, 2009	$—	$—	$—	$—

2. Federal Tax Information
At June 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$853,148,912

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—

Net Unrealized Appreciation on Investments	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date August 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date August 25, 2009

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.